THE CORE PLUS FIXED INCOME PORTFOLIO
What are the Portfolio’s principal investment strategies?

  High yield sector Under normal circumstances, up to 30% of the Portfolio’s total assets will be allocated to the high yield sector. We will invest the Portfolio’s assets that are allocated to the high yield sector primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Portfolio may invest in corporate debt obligations, including, notes, which may be convertible or nonconvertible, commercial paper, units consisting of bonds with stock or warrants to buy stock attached, debentures, convertible debentures, zero-coupon bonds, and PIK securities.

  The Portfolio will invest in both rated and unrated bonds. The rated bonds that the Portfolio may purchase in this sector will generally be rated lower than BBB- by S&P, Baa3 by Moody's, or similarly rated by another NRSRO.

  International sector The Portfolio may invest up to 30% of its total assets in the international sector. The international sector invests primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign countries. These fixed income securities include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supra-national entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank.

  The Portfolio may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Portfolio may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Portfolio transactions and to minimize currency value fluctuations. Currency considerations carry a special risk for the Portfolio to the extent that it allocates a significant portion of its assets to foreign securities.

  The Portfolio will invest in both rated and unrated foreign securities. It may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging markets countries.

  The Portfolio’s total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Portfolio’s investments in emerging markets securities will be limited to no more than 15% of the Portfolio’s net assets.

DELAWARE POOLED® TRUST

The Core Plus Fixed Income Portfolio
(the "Portfolio")

Supplement to the Portfolio’s Prospectus
dated February 28, 2012

On November 14-15, 2012, the Board of Trustees of Delaware Group Government Fund voted to approve certain changes related to the Fund’s investment strategies. These changes include: (i) removing the U.S. component from the high yield securities limitation of 30% of net assets; (ii) increasing the limitation on investments in international securities from 20% to 30% of net assets; (iii) removing the 5% limitation on investments in foreign high yield securities (effectively permitting the Fund to invest up to 30% of its assets in such securities); and (iv) limiting its total non-U.S. dollar currency exposure to 10% of its net assets. As a result of these changes, the following disclosure will replace the Fund’s current disclosure relating to certain investment strategies and risks as described in the Prospectus. These changes will be effective sixty (60) days after the date of this Supplement.

The following information replaces the second and third bullet points in the section entitled, “Portfolio summary – What are the Portfolio’s principal investment strategies•” in the Prospectus:

  High yield sector Under normal circumstances, up to 30% of the Portfolio’s total assets will be allocated to the high yield sector. We will invest the Portfolio’s assets that are allocated to the high yield sector primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Portfolio may invest in corporate debt obligations, including, notes, which may be convertible or nonconvertible, commercial paper, units consisting of bonds with stock or warrants to buy stock attached, debentures, convertible debentures, zero-coupon bonds, and PIK securities.

  The Portfolio will invest in both rated and unrated bonds. The rated bonds that the Portfolio may purchase in this sector will generally be rated lower than BBB- by S&P, Baa3 by Moody's, or similarly rated by another NRSRO.

  International sector The Portfolio may invest up to 30% of its total assets in the international sector. The international sector invests primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign countries. These fixed income securities include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supra-national entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank.

  The Portfolio may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Portfolio may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Portfolio transactions and to minimize currency value fluctuations. Currency considerations carry a special risk for the Portfolio to the extent that it allocates a significant portion of its assets to foreign securities.

  The Portfolio will invest in both rated and unrated foreign securities. It may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging markets countries.

  The Portfolio’s total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Portfolio’s investments in emerging markets securities will be limited to no more than 15% of the Portfolio’s net assets.

The following replaces the paragraphs in the section entitled, “Risk factors – Foreign, Information, and Inefficient Market Risks” in the Prospectus:

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards. In addition, there is the possibility of expropriation, nationalization, or confiscatory taxation, taxation of income earned in foreign nations, or other taxes imposed with respect to investments in foreign nations, foreign exchange controls, which may include suspension of the ability to transfer currency from a given country, and default in foreign government securities. As a result of these factors, foreign securities markets may be less liquid and more volatile than U.S. markets and a portfolio may experience difficulties and delays in converting foreign currencies back into U.S. dollars. Such events may cause the value of certain foreign securities to fluctuate widely and may make it difficult to accurately value foreign securities.

Information risk is the risk that foreign companies may be subject to different accounting, auditing, and financial reporting standards than U.S. companies. There may be less information available about foreign issuers than domestic issuers. Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the U.S.

Inefficient market risk is the risk that foreign markets may be less liquid, have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

How the Portfolios strive to manage them: The Large-Cap Value Equity, The International Equity, The Labor Select International Equity, The Emerging Markets, and The Emerging Markets II Portfolios will invest in securities of foreign issuers, which normally are denominated in foreign currencies, and may hold foreign currencies directly. The Real Estate Investment Trust II and The Select 20 Portfolios may each invest up to 10% of its respective total assets and The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, and The Core Focus Fixed Income Portfolios may each invest up to 20% of its respective total assets in foreign securities. The High-Yield Bond Portfolio may invest up to 25% of its respective total assets in foreign securities. The Core Plus Fixed Income Portfolio may invest up to 30% of its total assets in foreign securities. For those Portfolios investing primarily in foreign securities, the Manager attempts to reduce the risks presented by such investments by conducting world-wide fundamental research, including country visits. In addition, the Manager monitors current economic and market conditions and trends, the political and regulatory environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities. Additionally, when currencies appear significantly overvalued compared to average real exchange rates, a Portfolio may hedge exposure to those currencies for defensive purposes.

*          *          *

Please keep this Supplement for future reference.

This Supplement is dated November 30, 2012

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 28, 2012
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE POOLED TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000875352
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 30, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
THE CORE PLUS FIXED INCOME PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading	What are the Portfolio’s principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  High yield sector Under normal circumstances, up to 30% of the Portfolio’s total assets will be allocated to the high yield sector. We will invest the Portfolio’s assets that are allocated to the high yield sector primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Portfolio may invest in corporate debt obligations, including, notes, which may be convertible or nonconvertible, commercial paper, units consisting of bonds with stock or warrants to buy stock attached, debentures, convertible debentures, zero-coupon bonds, and PIK securities.

  The Portfolio will invest in both rated and unrated bonds. The rated bonds that the Portfolio may purchase in this sector will generally be rated lower than BBB- by S&P, Baa3 by Moody's, or similarly rated by another NRSRO.

  International sector The Portfolio may invest up to 30% of its total assets in the international sector. The international sector invests primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign countries. These fixed income securities include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supra-national entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank.

  The Portfolio may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Portfolio may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Portfolio transactions and to minimize currency value fluctuations. Currency considerations carry a special risk for the Portfolio to the extent that it allocates a significant portion of its assets to foreign securities.

  The Portfolio will invest in both rated and unrated foreign securities. It may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging markets countries.

  The Portfolio’s total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Portfolio’s investments in emerging markets securities will be limited to no more than 15% of the Portfolio’s net assets.

Supplement [Text Block]	dcpfx_SupplementTextBlock

DELAWARE POOLED® TRUST

The Core Plus Fixed Income Portfolio
(the "Portfolio")

Supplement to the Portfolio’s Prospectus
dated February 28, 2012

On November 14-15, 2012, the Board of Trustees of Delaware Group Government Fund voted to approve certain changes related to the Fund’s investment strategies. These changes include: (i) removing the U.S. component from the high yield securities limitation of 30% of net assets; (ii) increasing the limitation on investments in international securities from 20% to 30% of net assets; (iii) removing the 5% limitation on investments in foreign high yield securities (effectively permitting the Fund to invest up to 30% of its assets in such securities); and (iv) limiting its total non-U.S. dollar currency exposure to 10% of its net assets. As a result of these changes, the following disclosure will replace the Fund’s current disclosure relating to certain investment strategies and risks as described in the Prospectus. These changes will be effective sixty (60) days after the date of this Supplement.

The following information replaces the second and third bullet points in the section entitled, “Portfolio summary – What are the Portfolio’s principal investment strategies•” in the Prospectus:

  High yield sector Under normal circumstances, up to 30% of the Portfolio’s total assets will be allocated to the high yield sector. We will invest the Portfolio’s assets that are allocated to the high yield sector primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Portfolio may invest in corporate debt obligations, including, notes, which may be convertible or nonconvertible, commercial paper, units consisting of bonds with stock or warrants to buy stock attached, debentures, convertible debentures, zero-coupon bonds, and PIK securities.

  The Portfolio will invest in both rated and unrated bonds. The rated bonds that the Portfolio may purchase in this sector will generally be rated lower than BBB- by S&P, Baa3 by Moody's, or similarly rated by another NRSRO.

  International sector The Portfolio may invest up to 30% of its total assets in the international sector. The international sector invests primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign countries. These fixed income securities include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supra-national entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank.

  The Portfolio may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Portfolio may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Portfolio transactions and to minimize currency value fluctuations. Currency considerations carry a special risk for the Portfolio to the extent that it allocates a significant portion of its assets to foreign securities.

  The Portfolio will invest in both rated and unrated foreign securities. It may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging markets countries.

  The Portfolio’s total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Portfolio’s investments in emerging markets securities will be limited to no more than 15% of the Portfolio’s net assets.

The following replaces the paragraphs in the section entitled, “Risk factors – Foreign, Information, and Inefficient Market Risks” in the Prospectus:

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards. In addition, there is the possibility of expropriation, nationalization, or confiscatory taxation, taxation of income earned in foreign nations, or other taxes imposed with respect to investments in foreign nations, foreign exchange controls, which may include suspension of the ability to transfer currency from a given country, and default in foreign government securities. As a result of these factors, foreign securities markets may be less liquid and more volatile than U.S. markets and a portfolio may experience difficulties and delays in converting foreign currencies back into U.S. dollars. Such events may cause the value of certain foreign securities to fluctuate widely and may make it difficult to accurately value foreign securities.

Information risk is the risk that foreign companies may be subject to different accounting, auditing, and financial reporting standards than U.S. companies. There may be less information available about foreign issuers than domestic issuers. Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the U.S.

Inefficient market risk is the risk that foreign markets may be less liquid, have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

How the Portfolios strive to manage them: The Large-Cap Value Equity, The International Equity, The Labor Select International Equity, The Emerging Markets, and The Emerging Markets II Portfolios will invest in securities of foreign issuers, which normally are denominated in foreign currencies, and may hold foreign currencies directly. The Real Estate Investment Trust II and The Select 20 Portfolios may each invest up to 10% of its respective total assets and The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, and The Core Focus Fixed Income Portfolios may each invest up to 20% of its respective total assets in foreign securities. The High-Yield Bond Portfolio may invest up to 25% of its respective total assets in foreign securities. The Core Plus Fixed Income Portfolio may invest up to 30% of its total assets in foreign securities. For those Portfolios investing primarily in foreign securities, the Manager attempts to reduce the risks presented by such investments by conducting world-wide fundamental research, including country visits. In addition, the Manager monitors current economic and market conditions and trends, the political and regulatory environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities. Additionally, when currencies appear significantly overvalued compared to average real exchange rates, a Portfolio may hedge exposure to those currencies for defensive purposes.

*          *          *

Please keep this Supplement for future reference.

This Supplement is dated November 30, 2012